General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Schedule of General and Administrative Expenses

Details of the general and administrative expenses by nature are presented in the following table:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019	December 31, 2018
Consulting fees	194	286	373
Filing fees	43	94	79
General office expenses	74	220	352
Investor relations	54	32	187
Management fees	467	745	733
Professional fees	158	182	142
Salaries and benefits	248	586	474
Total	1,238	2,145	2,340